Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation [Abstract]
Disclosure of expenses of share-based payments arrangements
The Company operates various share-based compensation plans, both equity-settled and cash-settled plans. The profit and loss statement includes the following expenses arising from share-based payments:

(In € thousand)		Year ended December 31,
	2022	2021	2020
Stock option plans	1,916	646	1,182
Free convertible preferred share plans	—	652	1,266
Free ordinary shares program	719	1,334	1,563
Equity warrants	—	—	—
Phantom shares	(11,291)	11,877	2,317
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	(8,656)	14,509	6,328

Disclosure of number and weighted average exercise prices of share options and phantom shares	Changes in the number of stock options outstanding and their related weighted average exercise prices are as follows:

	2022			2021
	Number of options	Number of shares available	Average exercise price (in € per share)	Number of options	Number of shares available	Average exercise price (in € per share)
Outstanding as at January 1	3,933,385	3,996,588	3.11	4,911,410	4,975,831	3.06
Granted	3,152,751	3,152,751	6.47	—	—	—
Forfeited	(196,834)	(196,834)	3.05	(187,950)	(189,168)	3.07
Exercised	(1,114,963)	(1,176,391)	3.32	(790,075)	(790,075)	2.79
OUTSTANDING AT YEAR END	5,774,339	5,776,114	4.90	3,933,385	3,996,588	3.11
Exercisable at year end	2,621,588	2,623,363	3.02	3,203,817	3,267,020	3.12
In accordance with the foregoing, changes in the outstanding free ordinary shares are as follows:

	Number of free shares
	2022	2021
Outstanding as at January 1	841,450	932,200
Granted	117,000	—
Forfeited	(67,001)	(65,750)
Exercised	(220,949)	(25,000)
OUTSTANDING AT YEAR END	670,500	841,450

Disclosure of maturity analysis of available share options outstanding and phantom shares outstanding
Stock options outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price	Number of options as at December 31, (presentation as number of convertible shares)
Expiry date	(in € per share)	2022	2021
2023	2.92	19,557	696,903
2025	3.92	43,655	522,500
2026	2.71	14,500	36,200
2027	2.85	551,475	552,725
2029	3.05	1,994,176	2,188,260
2032	6.47	3,152,751	—
OUTSTANDING AT YEAR END		5,776,114	3,996,588
Phantom shares outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price	Number of phantom shares as at December 31,
Expiry date	in € per share	2022	2021
2023	2.92	—	4,950
2025	3.92	—	6,000
2026	2.71	—	—
2027	2.85	6,250	6,250
2029	3.05	244,250	134,250
2030	—	420,000	690,000
OUTSTANDING AT YEAR END		670,500	841,450

Disclosure of significant inputs in the model, shares options and phantom shares
The significant inputs into the models were:

As at Oct 10, 2022
Expected volatility (%)	70.36
Risk-free interest rate (%)	1.70– 1.75
The significant inputs into the models were:

	As at December 31,
	2022	2021
Expected volatility (in %)	51.07 -86.95	72.97
Expected vesting period (term in years)	0.25 - 0.93	0.25 – 4.39
Risk-free interest rate (in %)	1.32 -2.37	(0.78) – (0.64)

Disclosure of number of free ordinary shares granted	In 2022, the number of free ordinary shares granted was as follows:

Number of free ordinary shares granted
Management Board	196,855
Senior Leadership Group	205,056
FREE ORDINARY SHARES GRANTED	401,911

Disclosure of number and weighted average exercise prices of other equity instruments
In accordance with the foregoing, changes in the outstanding free ordinary shares are as follows:

	Number of free shares
	2022	2021
Outstanding as at January 1	1,842,404	1,842,404
Granted	401,911	—
Forfeited	(120,000)	—
Exercised	(636,648)	—
OUTSTANDING AT YEAR END	1,487,667	1,842,404
Changes in the equity warrants outstanding are as follows:

	Number of equity warrants
	2022	2021
Outstanding as at January 1	21,875	43,750
Granted	—	—
Exercised	(21,875)	(21,875)
Forfeited	—	—
OUTSTANDING AT YEAR END	—	21,875